Available-for-sale Financial Assets-2017	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Available-for-sale Financial Assets-2017
10.	AVAILABLE-FOR-SALE FINANCIAL ASSETS-2017

December 31, 2017
NT$
(In Millions)
Corporate bonds	$40,165.2
Agency bonds/Agency mortgage-backed securities	29,235.4
Asset-backed securities	13,459.5
Government bonds	7,817.7
Non-publicly traded equity investments	4,874.3
Publicly traded stocks	2,548.1
Commercial paper	148.3

$98,248.5

Current portion	$93,374.2
Noncurrent portion	4,874.3

$98,248.5

Since there is a wide range of estimated fair values of the Company’s investments in non-publicly traded equity investments, the Company concludes that the fair value cannot be reliably measured and therefore should be measured at the cost less any impairment.